UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	117,432,799	234,589,265
0.1%	Other Investment Companies	217,595	217,595
0.7%	Short-Term Investments	1,766,859	1,766,859

99.9%	Total Investments	119,417,253	236,573,719
0.1%	Other Assets and Liabilities, Net		124,298

100.0%	Net Assets		236,698,017

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	2,800	169,344
Delphi Automotive plc	3,858	307,637
Ford Motor Co.	48,984	790,602
General Motors Co.	17,195	644,813
Harley-Davidson, Inc.	2,702	164,119
Johnson Controls, Inc.	8,594	433,481
The Goodyear Tire & Rubber Co.	3,262	88,335

		2,598,331

Banks 5.7%
Bank of America Corp.	134,064	2,063,245
BB&T Corp.	9,192	358,396
Citigroup, Inc.	38,638	1,990,630
Comerica, Inc.	2,130	96,127
Fifth Third Bancorp	10,405	196,134
Hudson City Bancorp, Inc.	6,250	65,500
Huntington Bancshares, Inc.	10,456	115,539
JPMorgan Chase & Co.	47,617	2,884,638
KeyCorp	11,200	158,592
M&T Bank Corp.	1,871	237,617
People’s United Financial, Inc.	3,700	56,240
Regions Financial Corp.	17,127	161,850
SunTrust Banks, Inc.	6,600	271,194
The PNC Financial Services Group, Inc.	6,620	617,249
U.S. Bancorp	22,954	1,002,401
Wells Fargo & Co.	60,015	3,264,816
Zions Bancorp	2,408	65,016

		13,605,184

Capital Goods 7.4%
3M Co.	8,151	1,344,508
Allegion plc	1,233	75,423
AMETEK, Inc.	3,009	158,093
Caterpillar, Inc.	7,731	618,712
Cummins, Inc.	2,179	302,097
Danaher Corp.	7,907	671,304
Deere & Co.	4,561	399,954
Dover Corp.	2,100	145,152
Eaton Corp. plc	6,134	416,744
Emerson Electric Co.	9,011	510,203
Fastenal Co.	3,452	143,034
Flowserve Corp.	1,700	96,033
Fluor Corp.	2,000	114,320
General Dynamics Corp.	4,010	544,277
General Electric Co.	128,843	3,196,595
Honeywell International, Inc.	9,969	1,039,866
Illinois Tool Works, Inc.	4,644	451,118
Ingersoll-Rand plc	3,300	224,664
Jacobs Engineering Group, Inc. *	1,583	71,488
Joy Global, Inc.	1,300	50,934
L-3 Communications Holdings, Inc.	1,100	138,369
Lockheed Martin Corp.	3,430	696,153
Masco Corp.	4,348	116,092
Northrop Grumman Corp.	2,554	411,092
PACCAR, Inc.	4,630	292,338
Pall Corp.	1,325	133,017
Parker Hannifin Corp.	1,835	217,961
Pentair plc	2,399	150,873
Precision Castparts Corp.	1,800	378,000
Quanta Services, Inc. *	2,597	74,092
Raytheon Co.	4,013	438,420
Rockwell Automation, Inc.	1,685	195,443
Rockwell Collins, Inc.	1,600	154,480
Roper Industries, Inc.	1,279	219,988
Snap-on, Inc.	788	115,883
Stanley Black & Decker, Inc.	2,023	192,913
Textron, Inc.	3,674	162,868
The Boeing Co.	8,494	1,274,780
United Rentals, Inc. *	1,200	109,392
United Technologies Corp.	10,754	1,260,369
W.W. Grainger, Inc.	742	174,971
Xylem, Inc.	2,295	80,371

		17,562,384

Commercial & Professional Supplies 0.6%
Cintas Corp.	1,157	94,446
Equifax, Inc.	1,542	143,406
Nielsen N.V.	4,183	186,436
Pitney Bowes, Inc.	2,300	53,636
Republic Services, Inc.	3,136	127,196
Robert Half International, Inc.	1,750	105,910
Stericycle, Inc. *	1,100	154,473
The ADT Corp.	2,300	95,496
The Dun & Bradstreet Corp.	500	64,180
Tyco International plc	5,313	228,778
Waste Management, Inc.	5,355	290,402

		1,544,359

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.5%
Coach, Inc.	3,394	140,613
D.R. Horton, Inc.	3,922	111,699
Fossil Group, Inc. *	600	49,470
Garmin Ltd.	1,500	71,280
Hanesbrands, Inc.	5,646	189,197
Harman International Industries, Inc.	900	120,267
Hasbro, Inc.	1,475	93,279
Leggett & Platt, Inc.	1,600	73,744
Lennar Corp., Class A	2,300	119,163
Mattel, Inc.	4,300	98,255
Michael Kors Holdings Ltd. *	2,700	177,525
Mohawk Industries, Inc. *	800	148,600
Newell Rubbermaid, Inc.	3,424	133,776
NIKE, Inc., Class B	8,957	898,656
PulteGroup, Inc.	4,442	98,746
PVH Corp.	1,086	115,724
Ralph Lauren Corp.	742	97,573
Under Armour, Inc., Class A *	2,052	165,699
VF Corp.	4,440	334,376
Whirlpool Corp.	1,033	208,728

		3,446,370

Consumer Services 1.8%
Carnival Corp.	5,922	283,308
Chipotle Mexican Grill, Inc. *	376	244,603
Darden Restaurants, Inc.	1,591	110,320
H&R Block, Inc.	3,338	107,050
Marriott International, Inc., Class A	2,657	213,410
McDonald’s Corp.	12,482	1,216,246
Royal Caribbean Cruises Ltd.	2,100	171,885
Starbucks Corp.	9,568	906,090
Starwood Hotels & Resorts Worldwide, Inc.	2,340	195,390
Wyndham Worldwide Corp.	1,580	142,943
Wynn Resorts Ltd.	1,057	133,055
Yum! Brands, Inc.	5,700	448,704

		4,173,004

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	700	150,346
American Express Co.	11,372	888,381
Ameriprise Financial, Inc.	2,363	309,175
Berkshire Hathaway, Inc., Class B *	23,434	3,381,995
BlackRock, Inc.	1,650	603,636
Capital One Financial Corp.	7,080	558,046
CME Group, Inc.	4,131	391,247
Discover Financial Services	5,890	331,901
E*TRADE Financial Corp. *	3,576	102,113
Franklin Resources, Inc.	4,900	251,468
Intercontinental Exchange, Inc.	1,459	340,341
Invesco Ltd.	5,704	226,392
Legg Mason, Inc.	1,300	71,760
Leucadia National Corp.	3,939	87,800
McGraw Hill Financial, Inc.	3,530	365,002
Moody’s Corp.	2,423	251,507
Morgan Stanley	19,499	695,919
Navient Corp.	5,000	101,650
Northern Trust Corp.	2,831	197,179
State Street Corp.	5,400	397,062
T. Rowe Price Group, Inc.	3,223	260,998
The Bank of New York Mellon Corp.	14,278	574,547
The Charles Schwab Corp. (a)	14,949	455,048
The Goldman Sachs Group, Inc.	5,122	962,782
The NASDAQ OMX Group, Inc.	1,400	71,316

		12,027,611

Energy 8.0%
Anadarko Petroleum Corp.	6,483	536,857
Apache Corp.	4,808	290,067
Baker Hughes, Inc.	5,563	353,695
Cabot Oil & Gas Corp.	5,120	151,194
Cameron International Corp. *	2,413	108,875
Chesapeake Energy Corp. (b)	6,356	90,001
Chevron Corp.	24,017	2,521,305
Cimarex Energy Co.	1,151	132,469
ConocoPhillips	15,705	977,793
CONSOL Energy, Inc.	3,119	86,989
Devon Energy Corp.	5,032	303,480
Diamond Offshore Drilling, Inc. (b)	800	21,432
Ensco plc, Class A	3,000	63,210
EOG Resources, Inc.	7,075	648,707
EQT Corp.	1,900	157,453
Exxon Mobil Corp.	53,979	4,588,215
FMC Technologies, Inc. *	3,246	120,134
Halliburton Co.	10,795	473,685
Helmerich & Payne, Inc.	1,300	88,491
Hess Corp.	3,233	219,424
Kinder Morgan, Inc.	21,700	912,702
Marathon Oil Corp.	8,768	228,932
Marathon Petroleum Corp.	3,532	361,641
Murphy Oil Corp.	2,032	94,691
National Oilwell Varco, Inc.	5,681	283,993
Newfield Exploration Co. *	1,641	57,583
Noble Corp., plc	2,900	41,412
Noble Energy, Inc.	4,612	225,527
Occidental Petroleum Corp.	9,897	722,481
ONEOK, Inc.	2,600	125,424
Phillips 66	7,158	562,619
Pioneer Natural Resources Co.	1,885	308,216
QEP Resources, Inc.	1,904	39,698
Range Resources Corp.	2,214	115,217
Schlumberger Ltd.	16,424	1,370,418
Southwestern Energy Co. *	4,973	115,324
Spectra Energy Corp.	8,748	316,415
Tesoro Corp.	1,600	146,064
The Williams Cos., Inc.	8,490	429,509
Transocean Ltd. (b)	4,024	59,032
Valero Energy Corp.	6,665	424,027

		18,874,401

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	5,575	844,585
CVS Health Corp.	14,519	1,498,506
Sysco Corp.	7,764	292,936
The Kroger Co.	6,155	471,842
Wal-Mart Stores, Inc.	20,082	1,651,744

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Walgreens Boots Alliance, Inc.	11,054	936,053
Whole Foods Market, Inc.	4,500	234,360

		5,930,026

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	25,206	1,260,804
Archer-Daniels-Midland Co.	8,235	390,339
Brown-Forman Corp., Class B	1,927	174,104
Campbell Soup Co.	2,245	104,505
Coca-Cola Enterprises, Inc.	2,700	119,340
ConAgra Foods, Inc.	5,278	192,805
Constellation Brands, Inc., Class A *	2,220	257,986
Dr Pepper Snapple Group, Inc.	2,500	196,200
General Mills, Inc.	7,758	439,103
Hormel Foods Corp.	1,704	96,872
Kellogg Co.	3,200	211,040
Keurig Green Mountain, Inc.	1,600	178,768
Kraft Foods Group, Inc.	7,536	656,499
Lorillard, Inc.	4,708	307,668
McCormick & Co., Inc. - Non Voting Shares	1,600	123,376
Mead Johnson Nutrition Co.	2,600	261,378
Molson Coors Brewing Co., Class B	1,978	147,262
Mondelez International, Inc., Class A	21,496	775,791
Monster Beverage Corp. *	1,800	249,111
PepsiCo, Inc.	19,000	1,816,780
Philip Morris International, Inc.	19,764	1,488,822
Reynolds American, Inc.	3,878	267,233
The Coca-Cola Co.	50,194	2,035,367
The Hershey Co.	1,844	186,078
The JM Smucker Co.	1,246	144,200
Tyson Foods, Inc., Class A	3,808	145,846

		12,227,277

Health Care Equipment & Services 5.0%
Abbott Laboratories	19,107	885,227
Aetna, Inc.	4,582	488,120
AmerisourceBergen Corp.	2,660	302,362
Anthem, Inc.	3,436	530,553
Baxter International, Inc.	6,927	474,500
Becton, Dickinson & Co.	2,687	385,826
Boston Scientific Corp. *	16,977	301,342
C.R. Bard, Inc.	920	153,962
Cardinal Health, Inc.	4,274	385,814
Cerner Corp. *	3,800	278,388
Cigna Corp.	3,391	438,931
DaVita HealthCare Partners, Inc. *	2,230	181,254
DENTSPLY International, Inc.	1,800	91,602
Edwards Lifesciences Corp. *	1,403	199,871
Express Scripts Holding Co. *	9,437	818,849
HCA Holdings, Inc. *	3,800	285,874
Henry Schein, Inc. *	1,100	153,582
Humana, Inc.	1,980	352,480
Intuitive Surgical, Inc. *	441	222,718
Laboratory Corp. of America Holdings *	1,104	139,203
McKesson Corp.	2,970	671,814
Medtronic plc	18,016	1,405,068
Patterson Cos., Inc.	980	47,814
Quest Diagnostics, Inc.	1,760	135,256
St. Jude Medical, Inc.	3,678	240,541
Stryker Corp.	3,707	341,971
Tenet Healthcare Corp. *	1,125	55,699
UnitedHealth Group, Inc.	12,281	1,452,720
Universal Health Services, Inc., Class B	1,200	141,252
Varian Medical Systems, Inc. *	1,300	122,317
Zimmer Holdings, Inc.	2,183	256,546

		11,941,456

Household & Personal Products 1.9%
Colgate-Palmolive Co.	11,178	775,083
Kimberly-Clark Corp.	4,853	519,805
The Clorox Co.	1,600	176,624
The Estee Lauder Cos., Inc., Class A	2,900	241,164
The Procter & Gamble Co.	34,310	2,811,361

		4,524,037

Insurance 2.7%
ACE Ltd.	4,297	479,073
Aflac, Inc.	5,663	362,489
American International Group, Inc.	17,765	973,344
Aon plc	3,610	346,993
Assurant, Inc.	800	49,128
Cincinnati Financial Corp.	1,735	92,441
Genworth Financial, Inc., Class A *	6,400	46,784
Lincoln National Corp.	3,262	187,434
Loews Corp.	3,891	158,870
Marsh & McLennan Cos., Inc.	6,998	392,518
MetLife, Inc.	14,462	731,054
Principal Financial Group, Inc.	3,363	172,757
Prudential Financial, Inc.	5,814	466,922
The Allstate Corp.	5,421	385,813
The Chubb Corp.	2,980	301,278
The Hartford Financial Services Group, Inc.	5,615	234,819
The Progressive Corp.	6,473	176,066
The Travelers Cos., Inc.	4,239	458,363
Torchmark Corp.	1,500	82,380
Unum Group	3,576	120,618
XL Group plc	3,300	121,440

		6,340,584

Materials 3.1%
Air Products & Chemicals, Inc.	2,509	379,562
Airgas, Inc.	795	84,357
Alcoa, Inc.	15,255	197,095
Allegheny Technologies, Inc.	1,315	39,463
Avery Dennison Corp.	1,100	58,201
Ball Corp.	1,800	127,152
CF Industries Holdings, Inc.	615	174,463
E.I. du Pont de Nemours & Co.	11,600	829,052
Eastman Chemical Co.	1,800	124,668
Ecolab, Inc.	3,497	399,987
FMC Corp.	1,700	97,325

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Freeport-McMoRan, Inc.	13,377	253,494
International Flavors & Fragrances, Inc.	1,000	117,400
International Paper Co.	5,298	293,986
LyondellBasell Industries N.V., Class A	5,319	467,008
Martin Marietta Materials, Inc.	800	111,840
MeadWestvaco Corp.	2,118	105,625
Monsanto Co.	6,168	694,147
Newmont Mining Corp.	6,452	140,073
Nucor Corp.	3,999	190,072
Owens-Illinois, Inc. *	2,000	46,640
PPG Industries, Inc.	1,754	395,597
Praxair, Inc.	3,662	442,150
Sealed Air Corp.	2,528	115,176
Sigma-Aldrich Corp.	1,482	204,886
The Dow Chemical Co.	14,205	681,556
The Mosaic Co.	3,900	179,634
The Sherwin-Williams Co.	993	282,508
Vulcan Materials Co.	1,755	147,947

		7,381,064

Media 3.5%
Cablevision Systems Corp., Class A	2,500	45,750
CBS Corp., Class B - Non Voting Shares	6,080	368,630
Comcast Corp., Class A	32,792	1,851,764
DIRECTV *	6,480	551,448
Discovery Communications, Inc., Class A *	1,700	52,292
Discovery Communications, Inc., Class C *	3,500	103,163
Gannett Co., Inc.	2,960	109,757
News Corp., Class A *	6,148	98,429
Omnicom Group, Inc.	3,340	260,453
Scripps Networks Interactive, Inc., Class A	1,200	82,272
The Interpublic Group of Cos., Inc.	4,997	110,534
The Walt Disney Co.	19,888	2,086,052
Time Warner Cable, Inc.	3,627	543,615
Time Warner, Inc.	10,627	897,344
Twenty-First Century Fox, Inc., Class A	23,874	807,896
Viacom, Inc., Class B	4,816	328,933

		8,298,332

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	20,323	1,189,708
Actavis plc *	5,047	1,502,088
Agilent Technologies, Inc.	4,301	178,707
Alexion Pharmaceuticals, Inc. *	2,563	444,168
Amgen, Inc.	9,678	1,547,028
Biogen, Inc. *	3,036	1,281,921
Bristol-Myers Squibb Co.	21,073	1,359,209
Celgene Corp. *	10,175	1,172,974
Eli Lilly & Co.	12,505	908,488
Endo International plc *	2,200	197,340
Gilead Sciences, Inc. *	19,195	1,883,605
Hospira, Inc. *	2,187	192,106
Johnson & Johnson	35,610	3,582,366
Mallinckrodt plc *	1,500	189,975
Merck & Co., Inc.	36,286	2,085,719
Mylan N.V. *	4,791	284,346
PerkinElmer, Inc.	1,500	76,710
Perrigo Co., plc	1,784	295,341
Pfizer, Inc.	79,576	2,768,449
Regeneron Pharmaceuticals, Inc. *	926	418,071
Thermo Fisher Scientific, Inc.	5,150	691,851
Vertex Pharmaceuticals, Inc. *	3,101	365,825
Waters Corp. *	1,100	136,752
Zoetis, Inc.	6,522	301,903

		23,054,650

Real Estate 2.6%
American Tower Corp.	5,548	522,344
Apartment Investment & Management Co., Class A	1,877	73,879
AvalonBay Communities, Inc.	1,708	297,619
Boston Properties, Inc.	1,909	268,176
CBRE Group, Inc., Class A *	3,600	139,356
Crown Castle International Corp.	4,303	355,170
Equity Residential	4,700	365,942
Essex Property Trust, Inc.	800	183,920
General Growth Properties, Inc.	7,800	230,490
HCP, Inc.	6,016	259,951
Health Care REIT, Inc.	4,902	379,219
Host Hotels & Resorts, Inc.	9,560	192,921
Iron Mountain, Inc.	2,287	83,430
Kimco Realty Corp.	5,420	145,527
Plum Creek Timber Co., Inc.	2,268	98,545
Prologis, Inc.	6,410	279,219
Public Storage	1,852	365,103
Simon Property Group, Inc.	4,001	782,756
SL Green Realty Corp.	1,300	166,894
The Macerich Co.	1,807	152,384
Ventas, Inc.	4,019	293,467
Vornado Realty Trust	2,160	241,920
Weyerhaeuser Co.	6,566	217,663

		6,095,895

Retailing 4.7%
Amazon.com, Inc. *	4,892	1,820,313
AutoNation, Inc. *	900	57,897
AutoZone, Inc. *	400	272,864
Bed Bath & Beyond, Inc. *	2,316	177,811
Best Buy Co., Inc.	3,721	140,617
CarMax, Inc. *	2,726	188,121
Dollar General Corp. *	3,985	300,389
Dollar Tree, Inc. *	2,600	210,977
Expedia, Inc.	1,200	112,956
Family Dollar Stores, Inc.	1,348	106,816
GameStop Corp., Class A (b)	1,454	55,194
Genuine Parts Co.	1,900	177,061
Kohl’s Corp.	2,682	209,867
L Brands, Inc.	3,164	298,334
Lowe’s Cos., Inc.	12,338	917,824
Macy’s, Inc.	4,322	280,541
Netflix, Inc. *	756	315,018
Nordstrom, Inc.	1,750	140,560

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
O’Reilly Automotive, Inc. *	1,309	283,058
Ross Stores, Inc.	2,639	278,045
Staples, Inc.	8,250	134,351
Target Corp.	8,176	671,004
The Gap, Inc.	3,476	150,615
The Home Depot, Inc.	16,774	1,905,694
The Priceline Group, Inc. *	654	761,354
The TJX Cos., Inc.	8,820	617,841
Tiffany & Co.	1,426	125,502
Tractor Supply Co.	1,700	144,602
TripAdvisor, Inc. *	1,500	124,755
Urban Outfitters, Inc. *	1,200	54,780

		11,034,761

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	3,744	160,655
Analog Devices, Inc.	3,930	247,590
Applied Materials, Inc.	15,655	353,177
Avago Technologies Ltd.	3,187	404,685
Broadcom Corp., Class A	6,914	299,342
First Solar, Inc. *	900	53,811
Intel Corp.	61,584	1,925,732
KLA-Tencor Corp.	2,000	116,580
Lam Research Corp.	2,112	148,336
Linear Technology Corp.	3,030	141,804
Microchip Technology, Inc.	2,600	127,140
Micron Technology, Inc. *	13,657	370,514
NVIDIA Corp.	6,368	133,250
Skyworks Solutions, Inc.	2,400	235,896
Texas Instruments, Inc.	13,468	770,168
Xilinx, Inc.	3,513	148,600

		5,637,280

Software & Services 10.3%
Accenture plc, Class A	7,934	743,336
Adobe Systems, Inc. *	6,035	446,228
Akamai Technologies, Inc. *	2,175	154,523
Alliance Data Systems Corp. *	816	241,740
Autodesk, Inc. *	2,820	165,365
Automatic Data Processing, Inc.	6,115	523,689
CA, Inc.	4,044	131,875
Citrix Systems, Inc. *	2,060	131,572
Cognizant Technology Solutions Corp., Class A *	7,840	489,138
Computer Sciences Corp.	1,700	110,976
eBay, Inc. *	14,423	831,919
Electronic Arts, Inc. *	4,052	238,318
Equinix, Inc.	767	178,596
Facebook, Inc., Class A *	26,653	2,191,276
Fidelity National Information Services, Inc.	3,500	238,210
Fiserv, Inc. *	3,120	247,728
Google, Inc., Class A *	3,675	2,038,523
Google, Inc., Class C *	3,631	1,989,788
International Business Machines Corp.	11,778	1,890,369
Intuit, Inc.	3,696	358,364
MasterCard, Inc., Class A	12,420	1,072,964
Microsoft Corp.	105,068	4,271,540
Oracle Corp.	41,162	1,776,140
Paychex, Inc.	4,046	200,742
Red Hat, Inc. *	2,487	188,390
salesforce.com, Inc. *	7,469	499,004
Symantec Corp.	9,187	214,654
Teradata Corp. *	2,100	92,694
The Western Union Co.	6,559	136,493
Total System Services, Inc.	2,100	80,115
VeriSign, Inc. *	1,425	95,432
Visa, Inc., Class A	24,784	1,621,121
Xerox Corp.	14,267	183,331
Yahoo! Inc. *	11,294	501,849

		24,276,002

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	4,100	241,613
Apple, Inc.	74,595	9,281,856
Cisco Systems, Inc.	65,161	1,793,557
Corning, Inc.	16,665	377,962
EMC Corp.	25,046	640,176
F5 Networks, Inc.* *	895	102,871
FLIR Systems, Inc.	1,834	57,367
Harris Corp.	1,400	110,264
Hewlett-Packard Co.	23,880	744,101
Juniper Networks, Inc.	4,700	106,126
Motorola Solutions, Inc.	2,676	178,409
NetApp, Inc.	3,900	138,294
QUALCOMM, Inc.	21,233	1,472,296
SanDisk Corp.	2,771	176,291
Seagate Technology plc	4,279	222,636
TE Connectivity Ltd.	5,232	374,716
Western Digital Corp.	2,800	254,828

		16,273,363

Telecommunication Services 2.2%
AT&T, Inc.	65,868	2,150,590
CenturyLink, Inc.	7,485	258,607
Frontier Communications Corp.	12,705	89,570
Level 3 Communications, Inc. *	3,667	197,431
Verizon Communications, Inc.	52,747	2,565,087
Windstream Holdings, Inc.	7,243	53,598

		5,314,883

Transportation 2.2%
American Airlines Group, Inc.	9,281	489,851
C.H. Robinson Worldwide, Inc.	1,900	139,118
CSX Corp.	12,901	427,281
Delta Air Lines, Inc.	10,622	477,565
Expeditors International of Washington, Inc.	2,300	110,814
FedEx Corp.	3,385	560,048
Kansas City Southern	1,400	142,912
Norfolk Southern Corp.	4,000	411,680
Ryder System, Inc.	792	75,153
Southwest Airlines Co.	8,573	379,784
Union Pacific Corp.	11,306	1,224,553
United Parcel Service, Inc., Class B	8,958	868,389

		5,307,148

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.0%
AES Corp.	8,189	105,229
AGL Resources, Inc.	1,643	81,575
Ameren Corp.	3,100	130,820
American Electric Power Co., Inc.	6,269	352,631
CenterPoint Energy, Inc.	5,250	107,152
CMS Energy Corp.	3,196	111,572
Consolidated Edison, Inc.	3,735	227,835
Dominion Resources, Inc.	7,426	526,281
DTE Energy Co.	2,138	172,515
Duke Energy Corp.	9,137	701,539
Edison International	4,080	254,878
Entergy Corp.	2,227	172,570
Eversource Energy	3,836	193,795
Exelon Corp.	11,260	378,449
FirstEnergy Corp.	5,381	188,658
Integrys Energy Group, Inc.	1,186	85,416
NextEra Energy, Inc.	6,017	626,069
NiSource, Inc.	4,092	180,703
NRG Energy, Inc.	4,386	110,483
Pepco Holdings, Inc.	3,150	84,514
PG&E Corp.	6,014	319,163
Pinnacle West Capital Corp.	1,550	98,812
PPL Corp.	8,667	291,731
Public Service Enterprise Group, Inc.	6,314	264,683
SCANA Corp.	1,800	98,982
Sempra Energy	3,031	330,440
TECO Energy, Inc.	2,740	53,156
The Southern Co.	11,629	514,932
Wisconsin Energy Corp.	2,744	135,828
Xcel Energy, Inc.	6,333	220,452

		7,120,863

Total Common Stock
(Cost $117,432,799)		234,589,265

Other Investment Companies 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	217,595	217,595

Total Other Investment Company
(Cost $217,595)		217,595

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.7%
BNP Paribas
0.03%, 04/01/15	1,766,859	1,766,859

Total Short-Term Investment
(Cost $1,766,859)		1,766,859

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $121,785,164 and the unrealized appreciation and depreciation were $117,465,762 and ($2,677,207), respectively, with a net unrealized appreciation of $114,788,555.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $213,812.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 03/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long expires 06/19/15	15	1,545,600	(13,689)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$234,589,265	$—	$—	$234,589,265
Other Investment Company[1]	217,595	—	—	217,595
Short-Term Investments[1]	—	1,766,859	—	1,766,859

Total	$234,806,860	$1,766,859	$—	$236,573,719

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($13,689)	$—	$—	($13,689)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

On March 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG47715MAR15

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

54.1%	Fixed-Rate Obligations	52,915,211	52,915,211
4.8%	Variable-Rate Obligations	4,702,594	4,702,594
0.0%	Other Investment Company	45,600	45,600
40.8%	Repurchase Agreements	39,905,130	39,905,130

99.7%	Total Investments	97,568,535	97,568,535
0.3%	Other Assets and Liabilities, Net		259,562

100.0%	Net Assets		97,828,097

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 54.1% of net assets

Government Agency Debt 43.9%
Fannie Mae		0.50%		09/28/15	3,000,000	3,004,943
Farm Credit System		4.88%		12/16/15	1,500,000	1,549,244
		3.68%		01/12/16	1,525,000	1,565,755

Federal Home Loan Bank		0.08%		04/17/15	7,000,000	6,999,751
		0.11%		04/17/15	2,000,000	1,999,907
		0.10%		04/29/15	6,000,000	5,999,557
		0.06%		05/20/15	4,100,000	4,099,665
		0.13%		06/03/15	7,000,000	6,999,672
		0.14%		08/21/15	8,500,000	8,495,340

Freddie Mac		0.10%		06/09/15	2,200,000	2,199,578

						42,913,412

Treasury Debt 10.2%
United States Treasury Department		0.13%		04/30/15	5,000,000	5,000,239
		0.25%		07/15/15	5,000,000	5,001,560

						10,001,799

Total Fixed-Rate Obligations
(Cost $52,915,211)						52,915,211

Variable-Rate Obligations 4.8% of net assets

Government Agency Debt 4.8%
Fannie Mae		0.19%	04/16/15	08/12/16	2,100,000	2,101,152

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.19%	04/15/15	08/15/16	2,600,000	2,601,442

Total Variable-Rate Obligations
(Cost $4,702,594)						4,702,594

					Number
					of	Value
Security	Footnotes	Rate			Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 40.8% of net assets

Treasury Repurchase Agreements 40.8%
Barclays Capital, Inc
Issued 3/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $20,303,291, 0.50% - 8.75%, due 06/30/16 - 12/31/21)		0.12%		04/01/15	20,000,067	20,000,000

BNP Paribas Securities Corp
Issued 3/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $20,400,071, 0.75% - 3.75%, due 6/4/15 - 8/15/41)		0.11%		04/01/15	19,905,191	19,905,130

Total Repurchase Agreements
(Cost $39,905,130)						39,905,130

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $97,568,535.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$52,915,211	$—	$52,915,211
Variable-Rate Obligations[1]	—	4,702,594	—	4,702,594
Other Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	39,905,130	—	39,905,130

Total	$45,600	$97,522,935	$—	$97,568,535

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47713MAR15

4

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	19,809,057	30,935,718
3.3%	Short-Term Investments	1,049,047	1,049,047

100.1%	Total Investments	20,858,104	31,984,765
(0.1%)	Other Assets and Liabilities, Net		(26,667)

100.0%	Net Assets		31,958,098

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 80.4%

International 20.1%
Schwab International Index Fund (a)	335,900	6,408,971

Large-Cap 39.8%
Schwab 1000 Index Fund (a)	59,869	3,190,441
Schwab S&P 500 Index Fund (a)	293,776	9,533,047

		12,723,488

Small-Cap 20.5%
Schwab Small-Cap Index Fund (a)	233,456	6,567,128

		25,699,587

Fixed-Income Fund 14.7%

Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	486,063	4,700,233

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	535,898	535,898

Total Other Investment Companies
(Cost $19,809,057)		30,935,718

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 04/01/15	321,974	321,974
BNP Paribas
0.03%, 04/01/15	321,974	321,974
JPMorgan Chase
0.03%, 04/01/15	83,125	83,125
Sumitomo Mitsui Banking Corp.
0.03%, 04/01/15	321,974	321,974

Total Short-Term Investments
(Cost $1,049,047)		1,049,047

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $21,616,798 and the unrealized appreciation and depreciation were $10,367,967 and ($0), respectively, with a net unrealized appreciation of $10,367,967.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$30,935,718	$—	$—	$30,935,718
Short-Term Investments[1]	—	1,049,047	—	1,049,047

Total	$30,935,718	$1,049,047	$—	$31,984,765

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47714MAR15

 3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Other Investment Companies	43,942,422	46,389,738
3.4%	Short-Term Investments	1,619,721	1,619,721

99.6%	Total Investments	45,562,143	48,009,459
0.4%	Other Assets and Liabilities, Net		212,863

100.0%	Net Assets		48,222,322

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

U.S. Stocks 20.0%

Large-Cap 14.8%
Schwab U.S. Large-Cap ETF (a)	144,720	7,173,771

Micro-Cap 1.0%
iShares Micro-Cap ETF	6,080	480,806

Small-Cap 4.2%
Schwab U.S. Small-Cap ETF (a)	35,011	2,015,933

		9,670,510

International Stocks 18.3%

Developed-Market Large-Cap 11.2%
Schwab International Equity ETF (a)	179,578	5,428,643

Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	31,566	952,031

Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF (a)	100,450	2,446,962

		8,827,636

Real Assets 8.8%

Commodity 2.7%
Credit Suisse Commodity Return Strategy Fund, Class I *	227,914	1,287,715

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	72,746	2,949,850

		4,237,565

Fixed Income 37.5%

Agency Bond 2.0%
iShares Agency Bond ETF	8,462	968,899

Corporate Bond 6.6%
iShares Core U.S. Credit Bond ETF	28,169	3,193,519

High Yield Bond 1.1%
SPDR Barclays High Yield Bond ETF	13,990	548,688

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	14,895	818,033

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	17,698	940,118

Mortgage-Backed Bond 12.6%
iShares MBS ETF	54,988	6,067,376

Treasury Bond 11.5%
Schwab Intermediate-Term U.S. Treasury ETF (a)	101,814	5,534,609

		18,071,242

Money Market Fund 11.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	5,582,785	5,582,785

Total Other Investment Companies
(Cost $43,942,422)		46,389,738

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 04/01/15	481,695	481,695
BNP Paribas
0.03%, 04/01/15	481,695	481,695
JPMorgan Chase
0.03%, 04/01/15	174,636	174,636
Sumitomo Mitsui Banking Corp.
0.03%, 04/01/15	481,695	481,695

Total Short-Term Investments
(Cost $1,619,721)		1,619,721

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $45,742,405 and the unrealized appreciation and depreciation were $2,725,284 and ($458,230) respectively, with a net unrealized appreciation of $2,267,054.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

2

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$46,389,738	$—	$—	$46,389,738
Short-Term Investments[1]	—	1,619,721	—	1,619,721

Total	$46,389,738	$1,619,721	$—	$48,009,459

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG68012MAR15

 3

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Other Investment Companies	94,464,082	101,313,124
2.2%	Short-Term Investments	2,275,050	2,275,050

99.1%	Total Investments	96,739,132	103,588,174
0.9%	Other Assets and Liabilities, Net		941,315

100.0%	Net Assets		104,529,489

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

U.S. Stocks 28.9%

Large-Cap 21.8%
Schwab U.S. Large-Cap ETF (a)	458,983	22,751,787

Micro-Cap 1.0%
iShares Micro-Cap ETF	13,153	1,040,139

Small-Cap 6.1%
Schwab U.S. Small-Cap ETF (a)	111,731	6,433,471

		30,225,397

International Stocks 26.2%

Developed-Market Large-Cap 17.2%
Schwab International Equity ETF (a)	594,483	17,971,221

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	103,578	3,123,913

Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF (a)	259,839	6,329,678

		27,424,812

Real Assets 9.7%

Commodity 3.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	675,359	3,815,777

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	157,280	6,377,704

		10,193,481

Fixed Income 29.4%

Agency Bond 2.0%
iShares Agency Bond ETF	18,158	2,079,091

Corporate Bond 4.6%
iShares Core U.S. Credit Bond ETF	42,136	4,776,958

High Yield Bond 1.1%
SPDR Barclays High Yield Bond ETF	30,025	1,177,580

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	31,975	1,756,067

International Developed-Market Bond 0.9%
SPDR Barclays International Treasury Bond ETF	18,471	981,180

Mortgage-Backed Bond 10.6%
iShares MBS ETF	100,144	11,049,889

Treasury Bond 8.5%
Schwab Intermediate-Term U.S. Treasury ETF (a)	163,250	8,874,270

		30,695,035

Money Market Fund 2.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	2,774,399	2,774,399

Total Other Investment Companies
(Cost $94,464,082)		101,313,124

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 04/01/15	1,032,599	1,032,599
BNP Paribas
0.03%, 04/01/15	209,852	209,852
Sumitomo Mitsui Banking Corp.
0.03%, 04/01/15	1,032,599	1,032,599

Total Short-Term Investments
(Cost $2,275,050)		2,275,050

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $97,026,161 and the unrealized appreciation and depreciation were $7,761,682 and ($1,199,669) respectively, with a net unrealized appreciation of $6,562,013.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

2

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$101,313,124	$—	$—	$101,313,124
Short-Term Investments[1]	—	2,275,050	—	2,275,050

Total	$101,313,124	$2,275,050	$—	$103,588,174

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG68013MAR15

 3

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	102,459,632	110,785,089
2.3%	Short-Term Investments	2,545,914	2,545,914

100.0%	Total Investments	105,005,546	113,331,003
0.0%	Other Assets and Liabilities, Net		29,993

100.0%	Net Assets		113,360,996

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

U.S. Stocks 38.1%

Large-Cap 28.9%
Schwab U.S. Large-Cap ETF (a)	661,608	32,795,909

Micro-Cap 2.0%
iShares Micro-Cap ETF	28,769	2,275,052

Small-Cap 7.2%
Schwab U.S. Small-Cap ETF (a)	141,898	8,170,487

		43,241,448

International Stocks 34.5%

Developed-Market Large-Cap 21.4%
Schwab International Equity ETF (a)	800,420	24,196,696

Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	188,770	5,693,303

Emerging-Market 8.1%
Schwab Emerging Markets Equity ETF (a)	377,316	9,191,418

		39,081,417

Real Assets 9.8%

Commodity 3.7%
Credit Suisse Commodity Return Strategy Fund, Class I *	738,340	4,171,620

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	172,001	6,974,641

		11,146,261

Fixed Income 12.6%

Corporate Bond 2.8%
iShares Core U.S. Credit Bond ETF	28,169	3,193,519

Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF *(a)	14,566	799,965

Mortgage-Backed Bond 4.7%
iShares MBS ETF	47,463	5,237,067

Treasury Bond 4.4%
Schwab Intermediate-Term U.S. Treasury ETF (a)	92,108	5,006,991

		14,237,542

Money Market Fund 2.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	3,078,421	3,078,421

Total Other Investment Companies
(Cost $102,459,632)		110,785,089

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.3% of net assets

Time Deposits 2.3%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 04/01/15	266,530	266,530
Nordea Bank AB
0.03%, 04/01/15	1,139,692	1,139,692
Sumitomo Mitsui Banking Corp.
0.03%, 04/01/15	1,139,692	1,139,692

Total Short-Term Investments
(Cost $2,545,914)		2,545,914

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $105,353,973 and the unrealized appreciation and depreciation were $9,058,755 and ($1,081,725), respectively, with a net unrealized appreciation of $7,977,030.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

 1

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

2

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2015:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$110,785,089	$—	$—	$110,785,089
Short-Term Investments[1]	—	2,545,914	—	2,545,914

Total	$110,785,089	$2,545,914	$—	$113,331,003

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG68014MAR15

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: May 13, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: May 13, 2015

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: May 13, 2015